Revenues	12 Months Ended
Dec. 31, 2025
Disclosure Revenues Abstract
Revenues

14 Revenues

	For the years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$

Robot revenue
Sale of robotics	3,633,740	1,535,783	4,375,169	3,402,418
Sales commission, net	-	-	52,200	40,594
	3,633,740	1,535,783	4,427,369	3,443,012

Software revenue
Software services	1,053,185	2,237,541	1,480,612	1,151,421
	4,686,925	3,773,324	5,907,981	4,594,433